SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS	4. SHORT-TERM INVESTMENTS

	As of December 31,
	2020	2021
	RMB	RMB
Wealth management products	470,000	568,909
Time deposits	300,000	625,000
Total	770,000	1,193,909